Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
(part of Davis Series, Inc.)
September 30, 2025
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (95.73%)
COMMUNICATION SERVICES – (5.41%)
Media & Entertainment – (5.41%)
Alphabet Inc., Class C	50,740	$12,357,727
Angi Inc., Class A *	27,189	442,093
ASAC II L.P. *(a)(b)(c)	116,129	119,845
IAC Inc. *	33,520	1,142,026
Meta Platforms, Inc., Class A	17,538	12,879,557
Pinterest, Inc., Class A *	179,900	5,787,383
Total Communication Services		32,728,631
CONSUMER DISCRETIONARY – (9.63%)
Consumer Discretionary Distribution & Retail – (4.60%)
Amazon.com, Inc. *	24,880	5,462,902
JD.com, Inc., Class A, ADR (China)	48,730	1,704,575
Prosus N.V., Class N (Netherlands)	198,880	13,995,702
Sea Limited, Class A, ADR (Singapore) *	37,265	6,660,373
		27,823,552
Consumer Services – (5.03%)
Delivery Hero SE (Germany) *	226,550	6,492,601
Meituan, Class B (China) *	222,000	2,981,129
MGM Resorts International *	548,600	19,014,476
Trip.com Group Ltd., ADR (China)	26,310	1,978,512
		30,466,718
Total Consumer Discretionary		58,290,270
CONSUMER STAPLES – (3.56%)
Food, Beverage & Tobacco – (3.56%)
Darling Ingredients Inc. *	244,256	7,540,183
Tyson Foods, Inc., Class A	258,420	14,032,206
Total Consumer Staples		21,572,389
ENERGY – (5.84%)
Coterra Energy Inc.	749,590	17,727,803
Tourmaline Oil Corp. (Canada)	408,100	17,600,174
Total Energy		35,327,977
FINANCIALS – (16.10%)
Banks – (3.56%)
U.S. Bancorp	445,640	21,537,781
Financial Services – (7.41%)
Consumer Finance – (6.24%)
Capital One Financial Corp.	177,560	37,745,705
Financial Services – (1.17%)
Berkshire Hathaway Inc., Class B *	14,153	7,115,279
		44,860,984
Insurance – (5.13%)
Property & Casualty Insurance – (5.13%)
Markel Group Inc. *	16,246	31,051,955
Total Financials		97,450,720
HEALTH CARE – (22.94%)
Health Care Equipment & Services – (18.43%)
Cigna Group	57,292	16,514,419
CVS Health Corp.	306,840	23,132,668
Humana Inc.	11,305	2,941,222
Quest Diagnostics Inc.	211,101	40,231,628
Solventum Corp. *	282,510	20,623,230
UnitedHealth Group Inc.	23,475	8,105,917
		111,549,084
Pharmaceuticals, Biotechnology & Life Sciences – (4.51%)
Viatris Inc.	2,758,960	27,313,704
Total Health Care		138,862,788
INDUSTRIALS – (13.41%)
Capital Goods – (10.38%)
AGCO Corp.	97,650	10,455,386
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International plc	54,012	$5,938,619
Owens Corning	107,280	15,175,829
Schneider Electric SE (France)	24,640	6,873,437
WESCO International, Inc.	115,330	24,392,295
		62,835,566
Transportation – (3.03%)
DiDi Global Inc., Class A, ADS (China) *	2,946,098	18,324,730
Total Industrials		81,160,296
INFORMATION TECHNOLOGY – (13.77%)
Semiconductors & Semiconductor Equipment – (5.67%)
Applied Materials, Inc.	81,020	16,588,035
NVIDIA Corp.	34,700	6,474,326
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	2,654,702
Texas Instruments Inc.	46,842	8,606,280
		34,323,343
Software & Services – (6.48%)
AppLovin Corp., Class A *	26,540	19,070,052
Microsoft Corp.	13,759	7,126,474
Oracle Corp.	21,700	6,102,908
SAP SE, ADR (Germany)	13,350	3,567,253
Synopsys, Inc. *	6,840	3,374,788
		39,241,475
Technology Hardware & Equipment – (1.62%)
Samsung Electronics Co., Ltd. (South Korea)	163,840	9,797,353
Total Information Technology		83,362,171
MATERIALS – (5.07%)
Teck Resources Ltd., Class B (Canada)	542,450	23,808,131
Vale S.A., ADR (Brazil)	633,870	6,883,828
Total Materials		30,691,959
TOTAL COMMON STOCK – (Identified cost $384,749,347)		579,447,201

	Principal	Value
SHORT-TERM INVESTMENTS – (4.48%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (d)	$5,542,000	$5,542,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (e)	21,584,000	21,584,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $27,126,000)		27,126,000
Total Investments – (100.21%) – (Identified cost $411,875,347)		606,573,201
Liabilities Less Other Assets – (0.21%)		(1,293,133)
Net Assets – (100.00%)		$605,280,068

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $119,845 or 0.02% of the Fund's net assets as of September 30, 2025.

(b)	The value of this security was determined using significant unobservable inputs.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
(c)	Limited partnership units.
(d)	Dated 09/30/25, repurchase value of $5,542,647 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.50%, 03/01/30-07/01/55, total fair value $5,652,840).
(e)
Dated 09/30/25, repurchase value of $21,586,518 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $22,015,680).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Principal	Value
MORTGAGES – (77.71%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (49.24%)
Fannie Mae
4.8205% (30 day SOFR + 0.46%), 07/25/37 (a)	$6,614	$6,505
5.2805% (30 day SOFR + 0.92%), 12/25/39 (a)	454,339	454,172
4.8705% (30 day SOFR + 0.51%), 09/25/40 (a)	116,293	115,075
3.00%, 04/25/41	30,573	30,286
2.00%, 12/25/42	179,563	160,552
2.50%, 03/25/43	1,020,602	958,457
2.50%, 04/25/43	224,078	218,117
2.50%, 07/25/47	129,789	112,810
Freddie Mac
2.00%, 06/15/28	22,044	21,865
2.50%, 01/15/29	22,657	22,401
4.9866% (30 day SOFR + 0.61%), 08/15/40 (a)	48,646	48,342
4.8366% (30 day SOFR + 0.46%), 09/15/43 (a)	115,131	113,212
Ginnie Mae
4.3583%, 06/20/31	15,029	15,039
4.00%, 09/20/39	12,089	11,983
1.00%, 12/20/42	48,846	42,249
2.40%, 10/16/50	269,096	234,032
1.00%, 06/20/51	787,646	635,505
2.60%, 03/16/52	97,492	90,403
2.70%, 06/16/58	448,242	416,910
5.0358% (1 mo. SOFR + 0.68%), 04/20/62 (a)	287,023	287,543
5.0858% (1 mo. SOFR + 0.73%), 09/20/64 (a)	208,558	207,818
2.25%, 07/20/65	45,618	43,655
2.25%, 03/20/66	266,742	258,617
4.9388% (30 day SOFR + 0.55%), 02/20/67 (a)	678,133	672,307
2.25%, 08/20/69	148,567	143,604
5.5388% (30 day SOFR + 1.15%), 02/20/71 (a)	1,653,143	1,659,729
4.5691%, 12/20/71	768,529	766,842
4.5896%, 05/20/73	691,116	687,813
Total Collateralized Mortgage Obligations		8,435,843
FANNIE MAE POOLS – (20.50%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,495,721
4.00%, 05/01/29, Pool No. AL7358	24,802	24,756
2.00%, 08/01/30, Pool No. AX9709	101,191	95,132
3.50%, 03/01/32, Pool No. MA1010	145,918	146,235
6.00%, 09/01/37, Pool No. 888796	15,428	15,335
5.153% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	704,562	717,409
5.383% (30 day SOFR + 2.074%), 06/01/55, Pool No. BM7752 (a)	996,110	1,017,909
Total Fannie Mae Pools		3,512,497
FREDDIE MAC POOLS – (6.10%)
3.00%, 09/01/27, Pool No. U70063	54,762	54,360
2.50%, 09/01/31, Pool No. G18611	261,904	253,054
5.794% (30 day SOFR + 2.205%), 04/01/54, Pool No. 841736 (a)	712,518	736,970
Total Freddie Mac Pools		1,044,384
GINNIE MAE POOLS – (1.87%)
5.166%, 12/20/61, Pool No. 756740	447	454
	Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (CONTINUED)
4.628%, 07/20/67, Pool No. BB0084	$222,133	$219,308
4.434%, 04/20/70, Pool No. BT6816	102,139	101,016
Total Ginnie Mae Pools		320,778
TOTAL MORTGAGES – (Identified cost $13,614,555)		13,313,502
SMALL BUSINESS ADMINISTRATION – (9.99%)
4.85% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	122,306	121,689
6.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	60,525	61,811
8.464% (Prime Rate + 0.964%), 09/25/30, Pool No. 522596 (a)	257,264	268,442
8.345% (Prime Rate + 0.845%), 10/25/30, Pool No. 522619 (a)	177,783	186,612
7.70% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	502,510	518,444
7.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	45,746	48,362
6.50% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	492,796	506,682
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $1,702,793)		1,712,042
SHORT-TERM INVESTMENTS – (11.28%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	395,000	395,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (c)	1,538,000	1,538,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,933,000)		1,933,000
Total Investments – (98.98%) – (Identified cost $17,250,348)		16,958,544
Other Assets Less Liabilities – (1.02%)		175,295
Net Assets – (100.00%)		$17,133,839

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 09/30/25, repurchase value of $395,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.50%, 05/20/46-07/01/55, total fair value $402,900).
(c)
Dated 09/30/25, repurchase value of $1,538,179 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $1,568,760).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.25%)
CONSUMER DISCRETIONARY – (3.40%)
Consumer Discretionary Distribution & Retail – (3.40%)
Prosus N.V., Class N (Netherlands)	566,685	$39,879,095
Total Consumer Discretionary		39,879,095
FINANCIALS – (94.85%)
Banks – (45.41%)
Bank of America Corp.	580,059	29,925,244
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	12,977,806
Danske Bank A/S (Denmark)	1,114,720	47,495,324
DBS Group Holdings Ltd. (Singapore)	1,300,897	51,584,078
DNB Bank ASA (Norway)	706,366	19,217,136
Fifth Third Bancorp	1,317,490	58,694,179
JPMorgan Chase & Co.	311,267	98,182,950
Metro Bank Holdings PLC (United Kingdom) *	3,420,765	5,575,909
PNC Financial Services Group, Inc.	243,176	48,861,354
U.S. Bancorp	1,049,488	50,721,755
Wells Fargo & Co.	1,310,591	109,853,738
		533,089,473
Financial Services – (34.68%)
Capital Markets – (8.28%)
Bank of New York Mellon Corp.	361,797	39,421,401
Charles Schwab Corp.	135,725	12,957,666
Julius Baer Group Ltd. (Switzerland)	649,704	44,856,142
		97,235,209
Consumer Finance – (14.93%)
American Express Co.	120,686	40,087,062
Capital One Financial Corp.	635,808	135,160,064
		175,247,126
Financial Services – (11.47%)
Berkshire Hathaway Inc., Class A *	72	54,302,400
Chime Financial, Inc., Class A *	1,219,210	24,591,466
Exor N.V. (Netherlands)	279,500	27,301,844
Rocket Companies, Inc., Class A	1,469,449	28,477,921
		134,673,631
		407,155,966
Insurance – (14.76%)
Life & Health Insurance – (0.68%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	7,954,143
Property & Casualty Insurance – (11.56%)
Chubb Ltd.	165,298	46,655,360
Loews Corp.	329,396	33,068,064
Markel Group Inc. *	29,271	55,947,419
		135,670,843
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.52%)
Everest Group, Ltd.	22,915	$8,025,521
RenaissanceRe Holdings Ltd.	84,940	21,568,814
		29,594,335
		173,219,321
Total Financials		1,113,464,760
TOTAL COMMON STOCK – (Identified cost $481,427,105)		1,153,343,855

	Principal	Value
SHORT-TERM INVESTMENTS – (1.51%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$3,629,000	$3,629,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	14,134,000	14,134,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,763,000)		17,763,000
Total Investments – (99.76%) – (Identified cost $499,190,105)		1,171,106,855
Other Assets Less Liabilities – (0.24%)		2,848,957
Net Assets – (100.00%)		$1,173,955,812

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $3,629,423 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.50%, 05/20/32-10/15/60, total fair value $3,701,580).
(b)
Dated 09/30/25, repurchase value of $14,135,649 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $14,416,680).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (75.89%)
COMMUNICATION SERVICES – (4.45%)
Media & Entertainment – (4.45%)
Alphabet Inc., Class C	30,790	$7,498,904
Meta Platforms, Inc., Class A	6,692	4,914,471
Total Communication Services		12,413,375
CONSUMER DISCRETIONARY – (3.47%)
Consumer Discretionary Distribution & Retail – (3.47%)
Amazon.com, Inc. *	44,080	9,678,646
Total Consumer Discretionary		9,678,646
ENERGY – (3.89%)
Coterra Energy Inc.	279,690	6,614,669
Tourmaline Oil Corp. (Canada)	98,280	4,238,532
Total Energy		10,853,201
FINANCIALS – (30.93%)
Banks – (8.76%)
Danske Bank A/S (Denmark)	134,040	5,711,096
DBS Group Holdings Ltd. (Singapore)	173,217	6,868,522
JPMorgan Chase & Co.	13,853	4,369,652
U.S. Bancorp	32,635	1,577,249
Wells Fargo & Co.	70,568	5,915,010
		24,441,529
Financial Services – (17.06%)
Capital Markets – (4.27%)
Bank of New York Mellon Corp.	49,500	5,393,520
Julius Baer Group Ltd. (Switzerland)	94,720	6,539,553
		11,933,073
Consumer Finance – (6.34%)
Capital One Financial Corp.	83,261	17,699,623
Financial Services – (6.45%)
Berkshire Hathaway Inc., Class B *	35,796	17,996,081
		47,628,777
Insurance – (5.11%)
Life & Health Insurance – (0.98%)
AIA Group Ltd. (Hong Kong)	284,360	2,727,784
Property & Casualty Insurance – (4.13%)
Chubb Ltd.	22,955	6,479,049
Markel Group Inc. *	2,640	5,045,990
		11,525,039
		14,252,823
Total Financials		86,323,129
HEALTH CARE – (19.84%)
Health Care Equipment & Services – (15.92%)
Cigna Group	16,380	4,721,535
CVS Health Corp.	180,220	13,586,786
Humana Inc.	5,200	1,352,884
Quest Diagnostics Inc.	74,140	14,129,601
Solventum Corp. *	113,020	8,250,460
UnitedHealth Group Inc.	6,960	2,403,288
		44,444,554
Pharmaceuticals, Biotechnology & Life Sciences – (3.92%)
Viatris Inc.	1,104,050	10,930,095
Total Health Care		55,374,649
INDUSTRIALS – (4.30%)
Capital Goods – (4.30%)
AGCO Corp.	36,040	3,858,803
Johnson Controls International plc	25,567	2,811,091
Owens Corning	37,600	5,318,896
Total Industrials		11,988,790
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.86%)
Semiconductors & Semiconductor Equipment – (6.80%)
Applied Materials, Inc.	68,908	$14,108,224
Texas Instruments Inc.	26,473	4,863,884
		18,972,108
Software & Services – (1.06%)
Microsoft Corp.	5,751	2,978,731
Total Information Technology		21,950,839
MATERIALS – (1.15%)
Vale S.A., ADR (Brazil)	296,950	3,224,877
Total Materials		3,224,877
TOTAL COMMON STOCK – (Identified cost $119,770,625)		211,807,506

	Principal	Value
ASSET-BACKED – (0.31%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 5.5533% (30 day SOFR +1.16%), 07/20/43 (a)	$883,742	$881,266
TOTAL ASSET-BACKED – (Identified cost $884,620)		881,266
CORPORATE BONDS – (1.88%)
FINANCIALS – (1.26%)
Financial Services – (1.26%)
Capital Markets – (1.26%)
Goldman Sachs Group, Inc., Sr. Notes, 5.1259% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,504,668
Total Financials		3,504,668
HEALTH CARE – (0.62%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.62%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,733,730
Total Health Care		1,733,730
TOTAL CORPORATE BONDS – (Identified cost $5,426,175)		5,238,398
MORTGAGES – (10.15%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (5.54%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	475,535	461,293
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	880,616	830,374
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,611,132	1,517,546
Fannie Mae
5.00%, 07/25/51	1,676,962	1,680,945
Freddie Mac
2.00%, 10/25/40	231,706	223,256
5.50%, 06/25/50	1,858,847	1,862,928
5.75%, 06/25/55	4,077,219	4,069,173
Ginnie Mae
6.00%, 08/20/34	1,732,521	1,751,362
6.00%, 07/20/37	773,851	775,934
6.00%, 10/20/59	537,044	542,591
7.00%, 12/20/62	592,538	621,923
5.7158% (1 mo. SOFR + 1.36%), 09/20/70 (a)	1,104,688	1,123,005
Total Collateralized Mortgage Obligations		15,460,330
FANNIE MAE POOLS – (3.11%)
4.50%, 10/01/33, Pool No. AL8809	423,598	427,631
5.398% (30 day SOFR +2.255%), 05/01/53, Pool No. BM7225 (a)	1,642,971	1,668,047
4.638% (30 day SOFR +2.223%), 06/01/54, Pool No. BM7528 (a)	2,899,969	2,863,770

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
	Principal	Value
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (CONTINUED)
5.859% (30 day SOFR +2.286%), 11/01/54, Pool No. BM7583 (a)	$1,660,528	$1,686,387
5.383% (30 day SOFR + 2.074%), 06/01/55, Pool No. BM7752 (a)	1,992,221	2,035,818
Total Fannie Mae Pools		8,681,653
FREDDIE MAC POOLS – (0.22%)
5.00%, 06/01/44, Pool No. G60660	605,343	624,125
Total Freddie Mac Pools		624,125
GINNIE MAE POOLS – (1.28%)
6.50%, 05/20/53, Pool No. MA8881	1,089,779	1,120,473
4.765%, 08/20/73, Pool No. 786935	1,475,725	1,488,169
3.859%, 09/20/73, Pool No. 787068	986,798	952,223
Total Ginnie Mae Pools		3,560,865
TOTAL MORTGAGES – (Identified cost $27,950,629)		28,326,973
MUNICIPAL BONDS – (0.34%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	940,000	940,710
TOTAL MUNICIPAL BONDS – (Identified cost $991,905)		940,710
SMALL BUSINESS ADMINISTRATION – (1.34%)
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	277,954	277,451
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	947,593	952,605
5.15% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	2,513,537	2,519,947
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $3,737,678)		3,750,003
SHORT-TERM INVESTMENTS – (9.87%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (c)	5,625,000	5,625,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (d)	21,909,000	21,909,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $27,534,000)		27,534,000
Total Investments – (99.78%) – (Identified cost $186,295,632)		278,478,856
Other Assets Less Liabilities – (0.22%)		604,269
Net Assets – (100.00%)		$279,083,125

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of September 30, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,809,213 or
1.01% of the Fund’s net assets as of September 30, 2025.

(c)
Dated 09/30/25, repurchase value of $5,625,656 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.50%, 03/17/31-01/20/62, total fair value $5,737,500).

(d)
Dated 09/30/25, repurchase value of $21,911,556 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $22,347,180).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.96%)
REAL ESTATE – (98.96%)
Equity Real Estate Investment Trusts (REITs) – (98.96%)
Health Care REITs – (10.02%)
Alexandria Real Estate Equities, Inc.	68,123	$5,677,371
Community Healthcare Trust Inc.	132,930	2,033,829
Healthpeak Properties, Inc.	172,040	3,294,566
Ventas, Inc.	43,140	3,019,368
		14,025,134
Hotel & Resort REITs – (3.74%)
Sunstone Hotel Investors, Inc.	559,220	5,239,891
Industrial REITs – (13.88%)
EastGroup Properties, Inc.	20,710	3,505,375
Prologis, Inc.	60,526	6,931,437
Rexford Industrial Realty, Inc.	157,518	6,475,565
Terreno Realty Corp.	44,159	2,506,023
		19,418,400
Office REITs – (19.09%)
BXP, Inc.	94,796	7,047,135
COPT Defense Properties	113,960	3,311,678
Cousins Properties Inc.	200,569	5,804,467
Derwent London plc (United Kingdom)	110,130	2,581,623
Douglas Emmett, Inc.	124,890	1,944,537
Great Portland Estates plc (United Kingdom)	752,626	3,223,877
Hudson Pacific Properties, Inc. *	1,013,200	2,796,432
		26,709,749
Residential REITs – (18.39%)
American Homes 4 Rent, Class A	114,980	3,823,085
AvalonBay Communities, Inc.	25,758	4,975,673
Camden Property Trust	37,715	4,027,208
Equity Residential	46,290	2,996,352
Essex Property Trust, Inc.	6,404	1,714,095
Mid-America Apartment Communities, Inc.	23,780	3,322,779
Sun Communities, Inc.	17,570	2,266,530
UDR, Inc.	69,870	2,603,356
		25,729,078
Retail REITs – (13.10%)
Brixmor Property Group Inc.	235,740	6,525,283
NETSTREIT Corp.	142,250	2,569,035
Regency Centers Corp.	54,380	3,964,302
Simon Property Group, Inc.	28,125	5,278,219
		18,336,839
Specialized REITs – (20.74%)
American Tower Corp.	29,920	5,754,214
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	18,910	$1,824,626
Digital Realty Trust, Inc.	29,745	5,142,316
Equinix, Inc.	7,405	5,799,892
Extra Space Storage Inc.	24,809	3,496,580
Public Storage	16,021	4,627,666
VICI Properties Inc.	72,760	2,372,704
		29,017,998
Total Real Estate		138,477,089
TOTAL COMMON STOCK – (Identified cost $120,469,333)		138,477,089

	Principal	Value
SHORT-TERM INVESTMENTS – (0.64%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$182,000	$182,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	710,000	710,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $892,000)		892,000
Total Investments – (99.60%) – (Identified cost $121,361,333)		139,369,089
Other Assets Less Liabilities – (0.40%)		565,357
Net Assets – (100.00%)		$139,934,446

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $182,021 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.125%-5.50%, 09/01/30-04/20/55, total fair value $185,640).
(b)	Dated 09/30/25, repurchase value of $710,083 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $724,200).
Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS SERIES, INC.
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,608,786	$–	$–	$12,413,375	$–
Consumer Discretionary	58,290,270	–	39,879,095	9,678,646	–
Consumer Staples	21,572,389	–	–	–	–
Energy	35,327,977	–	–	10,853,201	–
Financials	97,450,720	–	1,113,464,760	86,323,129	–
Health Care	138,862,788	–	–	55,374,649	–
Industrials	81,160,296	–	–	11,988,790	–
Information Technology	83,362,171	–	–	21,950,839	–
Materials	30,691,959	–	–	3,224,877	–
Real Estate	–	–	–	–	138,477,089
Total Level 1	579,327,356	–	1,153,343,855	211,807,506	138,477,089
Level 2 – Other Significant Observable Inputs:
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	1,495,721	–	–	–
Asset-Backed	–	–	–	881,266	–
Corporate Bonds	–	–	–	5,238,398	–
Mortgages	–	11,817,781	–	28,326,973	–
Municipal Bonds	–	–	–	940,710	–
Small Business Administration	–	1,712,042	–	3,750,003	–
Short-Term Investments	27,126,000	1,933,000	17,763,000	27,534,000	892,000
Total Level 2	27,126,000	16,958,544	17,763,000	66,671,350	892,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	119,845	–	–	–	–
Total Level 3	119,845	–	–	–	–
Total Investments	$606,573,201	$16,958,544	$1,171,106,855	$278,478,856	$139,369,089
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2025 was $9,023 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2025
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	$–	$–	$9,023	$–	$–	$–	$119,845
Total Level 3	$110,822	$–	$–	$9,023	$–	$–	$–	$119,845

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$119,845	Income Approach / Discounted Cash Flow	Annualized Yield	4.652%	Decrease
Total Level 3	$119,845
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$412,192,511	$17,250,348	$500,354,087	$186,414,727	$123,424,206

Unrealized appreciation	228,664,205	64,596	677,317,376	95,112,228	28,237,469
Unrealized depreciation	(34,283,515)	(356,400)	(6,564,608)	(3,048,099)	(12,292,586)
Net unrealized appreciation (depreciation)	$194,380,690	$(291,804)	$670,752,768	$92,064,129	$15,944,883